Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 780,098	¥ 753,316
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	[1]	247,454	(134,423)
Net debt valuation adjustments		(5,779)	866
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(626)	19,205
Defined benefit plans		24,609	18,370
Foreign currency translation adjustments		(35,925)	(758,994)
Total		229,733	(854,976)
Comprehensive income (loss)		1,009,831	(101,660)
Net income (loss) attributable to noncontrolling interests		(10,606)	2,433
Other comprehensive loss attributable to noncontrolling interests		(3,586)	(30,537)
Comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ 1,024,023	¥ (73,556)

[1]	Unrealized gains of ¥9 million and ¥9 million, net of tax, related to debt securities with credit component were realized and included in net income before attribution of noncontrolling interests for the six months ended September 30, 2016 and 2017, respectively.